Long-Term Borrowings (Details) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Long-Term Borrowings (Details) [Line Items]
Other Borrowings (in Dollars) | $		$ 3.0
Investment Interest Rate	9.50%	9.50%
Other Long-Term Debt	¥ 19.1
Long-Term Debt [Member]
Long-Term Borrowings (Details) [Line Items]
Aggregated principal amount repaid	¥ 7.3